Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
NORTHERN U.S. GOVERNMENT SELECT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. GOVERNMENT SELECT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Fund will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:
  U.S. Treasury bills;
  U.S. Treasury notes;
  U.S. Treasury STRIPS;
  securities issued by the Federal Home Loan Bank (FHLB);
  securities issued by the Federal Farm Credit Bank (FFCB); and
  securities issued by the Tennessee Valley Authority.
The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Fund (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality.

		The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

STABLE NAV RISK is the risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Fund could be subject to increased redemption activity, which could adversely affect its NAV.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Recent and any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

PREPAYMENT (OR CALL) RISK is the risk that because many issuers of fixed-income securities have an option to prepay their fixed-income securities, the exercise of such option may result in a decreased rate of return and a decline in value of those securities and accordingly, a decline in the Fund’s NAV. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yield on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid to purchase the securities

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, credit risk and default risk, which could impede their value.

INCOME RISK is the risk that the Fund’s ability to distribute income to shareholders depends on the yield available from the Fund’s investments. Falling interest rates will cause the Fund’s income to decline. In addition, changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income. Income risk is generally higher for short-term debt securities.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or its investment adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

		You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, the Fund cannot guarantee it will do so. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, the Fund cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

		Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2020 is 0.31%. For the periods shown in the bar chart above, the highest quarterly return was 0.53% in the second quarter of 2019, and the lowest quarterly return was 0.00% in the fourth quarter of 2015.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2019)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-day yield for the Fund as of December 31, 2019: 1.37%. For the current 7-day yield call 800-595-9111 or visit northerntrust.com/funds.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for the Fund as of December 31, 2019
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-595-9111
NORTHERN U.S. GOVERNMENT SELECT MONEY MARKET FUND | NORTHERN U.S. GOVERNMENT SELECT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[2]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	115
5 Years	rr_ExpenseExampleYear05	201
10 Years	rr_ExpenseExampleYear10	$ 455
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
2016	rr_AnnualReturn2016	0.09%
2017	rr_AnnualReturn2017	0.58%
2018	rr_AnnualReturn2018	1.53%
2019	rr_AnnualReturn2019	1.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1-Year	rr_AverageAnnualReturnYear01	1.94%
5-Year	rr_AverageAnnualReturnYear05	0.83%
10-Year	rr_AverageAnnualReturnYear10	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 1994
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.37%

[1]	Other Expenses have been restated to reflect current fees. The “Total Annual Fund Operating Expenses” does not correlate to the ratio to average net assets of expenses before reimbursements and credits in the Fund’s annual report, which does not reflect the restatement of other expenses to reflect current fees.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 0.35%. This contractual limitation may not be terminated before July 31, 2021 without the approval of the Board of Trustees.